Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of common stock equivalents
As of March 31, 2023
Equity Incentive Plans	3,086,626
Selling Agent and Advisor Warrants	23,538
Warrants Issued with Common Stock Offerings	889,500
Warrants Issued with Convertible Notes Offerings	967,150
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	135,807
Total Common Stock Equivalents	5,102,621

	For the Years Ended December 31,
	2022	2021
Equity Incentive Plans	3,086,626	3,116,626
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,506,829	1,533,998
Selling Agent and Advisor Warrants	23,538	338,653
Warrants Issued with Common Stock Offerings	889,500	1,100,195
Warrants Issued with Convertible Notes Offerings	947,150	704,652
	6,453,643	6,794,124